General Information and Basis of Presentation - Additional Information (Detail)						12 Months Ended
		Jun. 21, 2023 USD ($) shares	Apr. 28, 2023	Dec. 03, 2021 shares	Nov. 10, 2021 shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2022 shares	Dec. 31, 2023 shares	May 14, 2021 shares
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock shares outstanding						34,023,635		29,812,755
Number of tankers						11
Preferred stock shares outstanding						811,878		811,878
Description of the reverse stock split arrangement			1-for-15
Five Medium Range Type Product Tankers [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of tankers						6
Two Suezmax [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of tankers						2
Two Handysize Drybulk Carriers [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of tankers						3
Common Stock [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock issued during the period shares new issues						4,300,000
Description of the reverse stock split arrangement			one-for-fifteen
Common Stock [Member] | Spin Off Transaction [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock issued during the period shares new issues				318,351	318,318
Preferred Stock [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock issued during the period shares new issues	[1]						16,000
Preferred Stock [Member] | Preferred Class A [Member] | Spin Off Transaction [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock issued during the period shares new issues				795,878	795,878
Preferred stock dividend rate percentage				8.75%	8.75%
Preferred stock liquidation preference per share | $ / shares						$ 25
StealthGas Inc. [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock shares outstanding									33
C3is Inc [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Cash | $		$ 5,000,000
C3is Inc [Member] | Preferred Stock [Member] | Series A Perpetual Convertible Preferred Shares [Member] | Spin Off Transaction [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Preferred stock dividend rate percentage		5.00%
Preferred stock shares outstanding		600,000

[1]	Adjusted to reflect the reverse stock split effect on April 28, 2023 (see Note 1 and 8)